FI - Difference between fair value and unpaid principle balances (Details 10) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Cash and Due from Banks	SFr 128	SFr 198
Interest-bearing deposits with banks	0	14
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237	40,793
Loans	2,458	7,358
Other assets	3,758	8,947
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(356)	(14,133)
Short-term borrowings	(4,012)	(6,783)
Long-term debt	(32,874)	(57,919)
Other liabilities	(1,500)	(2,286)
Aggregate fair value
Loans
Non-interest-earning loans	511	733
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,237	40,793
Loans	2,458	7,358
Other assets	3,490	8,544
Due to banks and customer deposits	(331)	(458)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(356)	(14,133)
Short-term borrowings	(4,012)	(6,783)
Long-term debt	(32,874)	(57,919)
Other liabilities	(218)	(888)
Aggregate unpaid principal
Loans
Non-interest-earning loans	1,352	2,213
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,045	40,665
Loans	3,097	8,241
Other assets	5,132	10,937
Due to banks and customer deposits	(371)	(562)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(357)	(14,024)
Short-term borrowings	(3,988)	(6,892)
Long-term debt	(36,723)	(71,891)
Other liabilities	(334)	(1,043)
Difference
Loans
Non-interest-earning loans, Difference	(841)	(1,480)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	192	128
Loans	(639)	(883)
Other assets	(1,642)	(2,393)
Due to banks and customer deposits	40	104
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	1	(109)
Short-term borrowings	(24)	109
Long-term debt	3,849	13,972
Other liabilities	SFr 116	SFr 155